Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Feb. 29, 2020	Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	PEOPLES BANCORP OF NORTH CAROLINA INC
Entity Central Index Key	0001093672
Document Type	10-K
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false
Entity Public Float			$ 136,593,960
Entity Common Stock, Shares Outstanding		5,914,304
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	NC
Entity File Number	000-27205